InNexus Biotechnology, Inc.

13208 East Shea Boulevard, Suite 200

The Mayo Clinic BCCRB Building

Scottsdale, AZ

85259

April 27, 2006

Mr. Jim B. Rosenberg

Senior Assistant Chief Accountant

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street N.E.

Washington, D.C.  20549

Re:

InNexus Biotechnology Inc.

Form 20-F for the Fiscal Year Ended June 30, 2005

Filed January 3, 2006

File No. 000-50656

Dear Mr. Rosenberg:

We refer to your letter of April 13, 2006 enquiring as to the background and circumstances surrounding the sale by the Company of its shares in the capital of ProtoKinetix, Inc. (“ProtoKinetix”).  As you discussed with our legal counsel, Leschert & Company (James Peklenk/Allen D. Leschert – Apr 26-06), there has been some difficulty in tracking down the relevant information since the transaction in question was negotiated by the Company’s former CFO, Mr. Stuart Rogers, and involved certain outside parties (particularly the Company’s stock broker, Northern Securities Limited (“Northern”) who has not maintained complete records of the transaction.  However, based on the Company’s records, and information provided by the Company’s former CFO and representatives of Northern, we hereby reply to your enumerated comments as follows:

Your comment:

“Form 20-F- June 30, 2005

Item 17. Financial Statements

Notes to Consolidated Financial Statements

14 United States generally accepted accounting principals

(c)

Accounting for investments in debt and equity securities

1.

Refer to your response to comment three. Your discussion of the sale of the Protokinetx shares does not appear to adequately address the fact that management decided to sell these shares at an amount that represents less than 20% of the current fair value based on the reported trading price of $0.99 per share on May 2, 2005 of these shares at the time of the sale. Please amend your filing to include disclosure that addresses the following areas:

1.

Disclose the trading price of the shares at the time of the sale.

2.

Disclose how management arrived at the negotiated sale price including any other options that were considered at that time.

3.

Explain why it was in the best interests of the company to sell these shares at such a discount from the trading price including any cash constraints that may have affected this decision.

4.

Tell us who the other party to this transaction was and whether there was any pre-existing relationship with management or the company.

5.

Revise your liquidity discussion as well to address these points.”

Our Response:

Background to Transaction and General Comments

The shares in question arose from a development and license agreement dated January 7, 2002 entered into between InNexus Corporation the US subsidiary of the Company, (“InNexus”) and Beglend Corporation SA (“Beglend”) (the “License Agreement”) which provided for the license by InNexus of its Super Antibody Technology platform (SAT) for use by Beglend in development of certain SAT modified monoclonal antibody products.  The License Agreement contemplated that it would be assigned by Beglend to a third company, BioKinetix Research Inc. (“BioKinetix”).   In consideration, Beglend agreed to issue 1,600,000 of its common shares to InNexus and agreed further that, if the agreement were assigned to BioKinetix it would, depending on the timing of the assignment, arrange for either the exchange of these shares for 1,600,000 BioKinetix shares, or, if the Beglend shares had not then been issued, arrange for the direct issuance of such BioKinetix shares to InNexus.  The License Agreement specifically provided in section 6.2(a) that such shares, whether issued by Beglend or BioKinetix  “will be subject to such restrictions on transfer and resale as may be prescribed by applicable laws and regulatory agencies, and will be legended accordingly”.

The License Agreement was then assigned by a tri-party assignment agreement entered into on or about July 3, 2003 between InNexus, Beglend and BioKinetix whereby the parties agreed to assignment of the License Agreement to a fourth company, RJV Networks Incorporated (“RJVN”), which was later re-named ProtoKinetix.

As a result of these two agreements, copies of which were filed as exhibits to the Company’s Form 20f registration statement in 2004 and which are again enclosed for your convenient reference, RJVN issued a share certificate in the name of InNexus representing 1,600,000 of it shares, which was apparently later overstamped with ProtoKinetix’s name (the “Share Certificate”).   The securities represented by the Share Certificate (the “Shares”) were issued as restricted shares, as defined in Rule 144 (i.e. “Securities acquired directly or indirectly from the issuer, or from an affiliate of the issuer, in a transaction or chain of transactions not involving any public offering”) and, as contemplated in the License Agreement, and were affixed with a restrictive legend.  We enclose a photocopy of the face of the certificate for your reference and note the word “restricted” is typed on the face of the certificate.  We confirm that a restrictive legend was endorsed on the back of the certificate, however, as discussed with you by our counsel, we have not been able to locate a photocopy of both sides of the certificate and therefore cannot confirm the exact terms of the restrictive legend.

Since the Shares were restricted and endorsed with a restrictive legend, as you are aware, it was necessary for the Company (absent registration) to comply with the requirements of Rule 144 on any subsequent resale to ensure it had an adequate safe harbor from application of the “statutory underwriter” provisions under section 2(11) of the Securities Act of 1933 (the “1933 Act”).  As a practical matter, this meant that any brokerage firm selling the shares on behalf of the Company would require that the Company take the necessary steps to have the restrictive legend removed from the Share Certificate before it would be in a position to sell the Shares for the Company.  To this end, Northern  required delivery of an opinion from legal counsel for ProtoKinetix to its transfer agent supporting removal of such legend.

In order to attempt to sell the Shares, the Company opened a brokerage account in early 2005 with Northern Securities Inc. (“Northern”) and delivered the Share Certificate to Northern, who in turn attempted to assist the Company in its efforts to have the legend removed so the Shares could be deposited into the account for sale.  We have been advised by the responsible broker at Northern (Dave Murdoch) and their compliance officer (Louise Salmon) that Northern attempted to get ProtoKinetix to remove the legend, but their efforts were not successful due to lack of co-operation from ProtoKinetix and their legal counsel.  These attempts took place between late February and early April, 2005.

In the meantime, Protokinetix had contacted the Company’s former CFO, Stuart Rogers, and suggested that they may have a party interested in purchasing the Shares, Standard Trust Company (St. Maarten) N.V.   .  During these discussions, they advised Mr. Rogers that they were no longer pursuing the use of SAT technology under the license agreement, and some of its directors were questioning why ProtoKinetix had issued the number of shares they did under the original transaction and whether or not this transaction could be reversed and the shares cancelled.  In addition, ProtoKinetix did not want the Company to sell such a large block of shares in the open market for fear that it would unduly depress the price of its stock.  On the other hand, the Company took the position that, not only was it lawfully entitled to the stock and entitled to have the legend removed, the stock had in fact been issued for what was then apparently the main asset of ProtoKinetix  -  its rights under the License Agreement.

Although in the Company’s view, it was legally entitled to sell the Shares, the Company faced a number of practical obstacles to realizing full market price for its Shares.  Since ProtoKinetix was clearly not going to be co-operative, it would have had to commence legal proceedings to force ProtoKinetix and its transfer agent to remove the restrictive legend from the Share Certificate.  To do this, and to be in a position to lawfully sell shares under Rule 144 (§230.144 (b)), we would have had to show, not only that we were not an “affiliate” and had held the Shares for more than 1 year (§230.144(d)(1)) (which was in fact the case), but since we held the Shares for the required two years of (§230.144 (k), if we wanted to sell more than 500 shares every three months, we also would have had to file a Form 144 and thereafter restrict the volume of our sales in a three month period to no more than the greater of 1% of ProtoKinetix’ outstanding shares (i.e. 341,290 Shares at April 12, 2005) or its average weekly reported trading volume during the prior 4 calendar weeks (i.e.585,774 Shares) (§230.144 (e)(2)).  A spreadsheet calculation of permitted sales limits under Rule 144 is enclosed for your reference.  Accordingly, it would have taken approximately 8.19 months to liquidate the Company’s position, assuming trading volumes continued at the same levels, and assuming we were in fact able to sell without adversely affecting prices and volumes.

In addition, for the Company to rely on Rule 144, ProtoKinetix also had to be able to meet the ‘current public information’ requirements in §230.144 (c) at the time of sale.

In that regard, there were a number of concerns.  The Company’s former CFO determined, based on his review of ProtoKinetix public filings, that ProtoKinetix had a history of late filings, and in fact, had filed a notice of late filing on every 10Q and 10K during the prior year, including the 10K which was then due and was eventually filed late, on or about April 15, 2005.  In light of this history, the Company considered that there might be a significant risk that ProtoKinetix would not meet the filing requirements at the time it wished to sell.

In addition, management of InNexus took a somewhat pessimistic view of ProtoKinetix and its prospects.  Among other things, the former CFO observed that ProtoKinetix’ last year’s balance sheet at December 31, 2003 (contained in its 2004 10K) showed assets of US$2,400,104 comprised of license rights at US$2,400,000 and cash of US$104.  According to the notes to the financial statements, these rights consisted entirely of the rights obtained from BioKinetix which it obtained in turn from InNexus under the License Agreement.  By the next year end at December 31, 2004 (filed April 15, 2005), its cash position had improved slightly (cash of US$283,556 as against current liabilities of US$437,838), but its total assets were still substantially based on its SAT rights under the License Agreement.  Moreover, Protokinetix had incurred a loss during the fiscal year ended December 31, 2004 of $5,388,274, which gave us grave concern as to its long-term viability, given its level of working capital at the time.  However, to Company’s knowledge, ProtoKinetix was not actively pursuing development of an SAT antibody, which would have required InNexus’ assistance and involvement, and it did not appear to have any other significant alternative asset or business prospect.  Accordingly, the Company was concerned that, notwithstanding ProtoKinentix’s share price, the underlying business might not be sustainable, nor its then current stock price.

Aside from technical concerns relating to resale requirements under Rule 144 and concerns relating to ProtoKinetix itself, the Company itself faced serious cash constraints at the time.  During 2005, the Company’s monthly obligations or ‘burn rate’ were in the range of CND$125,000 - $140,000 per month, but it had well less than that amount in available cash.  The Company was (and still is) highly dependant on its ability to raise capital through the sale of its securities.  At the time, it was not able to raise sufficient equity capital to meet its cash needs and had no other alternative sources of adequate capital.  As a result, management concluded that successful sale of the ProtoKinetix shares was important to the Company, and could well be a matter of survival.  An analysis of the company’s working capital based on its financial statements appears to bear this out.  Even with the proceeds from the ProtoKinetix sale (US$250,000 or $CDN 313,795) and an additional CDN$125,000 that was subsequently raised during the quarter ended June 30, 2005 from options and warrants that were due to expire, the Company still had a working capital deficiency at the end of that period of (CDN$9,995).  After considering these cash constraints, management concluded that, even if the potential eventual recovery from the sale of the Shares could justify the additional time and expense of the necessary legal action, which was not a certainty due to the associated risks, the Company still could not afford the delays and cost inherent in pursuing legal action, regardless of the possible outcome.

In light of this, the Company concluded that the offer for the shares made by Standard Trust in early April was the best (and perhaps only) alternative, provided it was able to close in a timely fashion. .  As the amount offered by Standard Trust was greater than the book value of the Shares on the Company’s accounting records and the Purchaser had made it clear that was unwilling to pay any more, the Company felt it had no alternative but to accept this offer, as it was reasonable given all the circumstances at the time.

.  This eventually resulted in an agreement dated April 20, 2005 (the “Purchase Agreement”) with the eventual purchaser, Standard Trust Company (St. Maarten) N.V. (the “Purchaser”), which provided for the purchase of all of the Shares as restricted shares for the sum of US$0.15625 per share or US$250,000 in total.  A copy of the Purchase Agreement is provided for your convenient reference.  The Purchaser was introduced to the Company by ProtoKinetix and was not known to the Company, its former CFO or other management of the Company prior to the transaction.  Funds were received from the Purchaser by the Company’s legal counsel on April 28, 2005 and disbursed to the Company on May 2, 2005.

In light of the foregoing, the Company is of the view that its actions with respect to the sale of the Shares were reasonable and in the best interests of the Company, in all the relevant circumstances.

Response to Specific Comments

Your Comment: “Disclose the trading price of the shares at the time of the sale.”

The trading price of ProtoKinetix shares on or about April 20, 2005 was approximately US$0.71 per share.  Although the sale took place at a price per share which was much lower price than the prevailing trading price, these prices were not particularly relevant since, due to the restricted nature of the Shares, the Company was not able to freely dispose of its investment.

Your Comment: “Disclose how management arrived at the negotiated sale price including any other options that were considered at that time.”

The process of how management arrived at the negotiated share price is described above.  The price was essentially dictated by the Purchaser, who insisted on a significant discount due to the restricted nature of the Shares.  As indicated above, the only other realistic option for the Company would have been to commence legal action against ProtoKinetix and other related parties to force the removal of the restrictive legend from the Share Certificate.  This might have been a preferred option in other circumstances, however management concluded that, given the Company’s cash constraints, it did not have the time or resources necessary to pursue this option and, given its negative view of ProtoKinetix and its prospects, and other factors relevant to regulatory resale requirements outlined above, the realizable value of the Shares, even if successful in such legal action, was, at best, uncertain.

Your Comment: “Explain why it was in the best interests of the company to sell these shares at such a discount from the trading price including any cash constraints that may have affected this decision.”

As indicated above, given the cash constraints faced by the Company and its inability at the time to obtain capital from other sources, management concluded it was necessary to sell its ProtoKinetix shares quickly.  Given all of the circumstances, including its negative view as to the prospects of ProtoKinetix and sustainability of its share price and other factors relating to the Company’s ability to lawfully sell the Shares, the Company concluded the sale on the terms negotiated was reasonable and in the best interests of the Company at the time.

Your Comment: “Tell us who the other party to this transaction was and whether there was any pre-existing relationship with management or the company.”

The Purchaser was introduced by ProtoKinetix and was not known by the Company, its former CFO (who negotiated the sale) or its other management prior to such introduction.

Your Comment: “Revise your liquidity discussion as well to address these points.”

As discussed in your telephone conversation with our legal counsel, we submit that further revision to the Company’s Form 20f to reflect the above facts and circumstances would add little to the Company’s disclosure, but would cause hardship to the Company and possibly attract liability from third parties.  The Company is of the view that, while the foregoing facts provide a reasonable basis for a reader to come to a positive conclusion as to the propriety of the Company’s conduct, the matters discussed herein are not the kind which should be properly included in a public document.  In fact, such disclosure could well attract unnecessary liability to the Company.  Among other things, the Management of the Company based their decision to sell shares to the Purchaser in response to what may be improper or even unlawful conduct by Protokinetix, as well as its unfavourable view of ProtoKinetix’s prospects and ability to meet regulatory filing requirements.  While the Company believes such conclusions were reasonably, honestly and justifiably held, and while these opinions were important factors in reaching the decision they did, the public disclosure of such opinions might well attract liability for defamation or other causes action, all of which would offer little value in the way of public disclosure, but considerable potential harm to the Company and its shareholders.

We also note with respect the other items referred to in your February 7, 2006 letter that, although the matters are important, the errors in question were in the nature of an oversight, and would not be likely to mislead a reader.  However, since the Company’s CFO has changed again since the filing of the Form 20f, an amendment will require a thorough review by the new CFO, which would cause unnecessary hardship and expense, while providing little tangible benefit to the investing public by way of improved disclosure.

In light of the foregoing, the Company requests that it be permitted to not amend its existing Form 20-f to deal with these matters.  We look forward to your further comments in this regard.

We trust that you will find the foregoing entirely to your satisfaction. However, if you require further information or clarification, please to not hesitate to contact us.

Sincerely

InNexus Biotechnology, Inc.

By Alton Charles Morgan

Its President and Chief Executive Officer

Cc:

Leschert & Company

Attention: Allen D. Leschert

Filed by Onlinesecuritiesfilings.com Inc.